Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Significant Accounting Policies
Summary of Operations

Summary of Operations

Palomar Holdings, Inc. (the Company) is an insurance holding company that was incorporated in Delaware on March 14, 2019. Prior to incorporation in Delaware, the Company was known as GC Palomar Holdings (GCPH), which was a Cayman Islands incorporated insurance holding company formed on October 4, 2013 when GC Palomar Investor LP (GCPI) acquired control of GCPH. The Company and its wholly owned subsidiaries include Palomar Specialty Reinsurance Company (PSRE) and Palomar Insurance Holdings, Inc. (PIH), which wholly owns Palomar Specialty Insurance Company (PSIC) and Prospect General Insurance Agency, Inc. (PGIA).

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include the accounts of the Company and its wholly‑owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) and include the accounts of the Company and its wholly‑owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Stock Split

Stock Split

On March 15, 2019, the Company effected a 17,000,000 for one forward stock split in conjunction with domestication in the United States. All share and per share information included in the accompanying condensed consolidated financial statements and notes to the condensed consolidated financial statements have been retroactively adjusted to reflect the stock split for the Company’s common stock for all periods presented.

Stock Split

On March 15, 2019, the Company effected a 17,000,000 for one forward stock split in conjunction with domestication in the United States. All share and per share information included in the accompanying consolidated financial statements and notes to the consolidated financial statements have been retroactively adjusted to reflect the stock split for the Company’s common stock for all periods presented.

Initial Public Offering (IPO)

Initial Public Offering (IPO)

On April 22, 2019, the Company completed its IPO with the sale of 6,468,750 shares of common stock at a price to the public of $15.00 per share, including 843,750 shares sold upon the exercise in full of the underwriter’s option to purchase additional shares. After underwriter discounts and commissions and offering expenses, net proceeds from the IPO were approximately $87.4 million.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the condensed consolidated financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s condensed consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverables on unpaid losses, and the fair values of investments.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. All revisions to accounting estimates are recognized in the period in which the estimates are revised. Significant estimates reflected in the Company’s consolidated financial statements include, but are not limited to, reserves for losses and loss adjustment expenses, reinsurance recoverables on unpaid losses, and the fair values of investments.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include time deposits and marketable securities with original maturities of three months or less at acquisition and are stated at cost, which approximates fair value. The Company maintains cash balances in federally insured financial institutions.

Restricted Cash		Restricted Cash Restricted cash includes cash on deposit with reinsurance carriers. Restricted cash also includes cash held in a fiduciary capacity for the benefit of third party insurance carriers.
Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, which primarily consist of direct incremental legal and accounting fees relating to the Company’s initial public offering (IPO), are capitalized as incurred. The deferred offering costs will be offset against the IPO proceeds upon the consummation of the offering. In the event the offering is terminated, deferred offering costs will be expensed. Deferred offering costs were $1.1 million at December 31, 2018 and are classified as Prepaid expenses and other assets on the Company’s consolidated balance sheet. There were no deferred offering costs at December 31, 2017.

Investments

Investments

All of the Company’s investments in fixed maturity securities are classified as available‑for‑sale and are carried at fair value. Unrealized gains and losses related to fixed maturity securities are included in accumulated other comprehensive income as a separate component of shareholder’s equity. Equity securities are carried at fair value with unrealized gains and losses included as a component of net income on the Company’s consolidated statement of income. Prior to 2018, unrealized gains and losses on equity securities were included in accumulated other comprehensive income as a separate component of shareholder’s equity.

Premiums and discounts on mortgage‑backed securities and asset‑backed securities are amortized or accrued using the prospective method which considers anticipated prepayments at the date of purchase. To the extent that the estimated lives of such securities change as a result of changes in estimated prepayment rates, the adjustments are included in net investment income using the prospective method.

Investment income consists primarily of interest and dividends. Interest income is recognized on an accrual basis. Dividend income is recognized on the ex‑dividend date. Net investment income represents investment income, net of expenses.

Other‑than‑temporary declines in fair value of fixed maturity securities are evaluated for amounts considered credit losses by comparing the expected present value of cash flows to be collected to the amortized cost. Once the amount of other‑than‑temporary impairment (OTTI) related to the credit loss is determined, the unrealized loss is then bifurcated into the credit‑related loss and the loss related to all other factors. The credit‑related OTTI loss is recognized as a realized loss in the statement of comprehensive income and the cost basis of the security is reduced. The OTTI related to other factors remain in accumulated other comprehensive income. Before 2018, other‑than‑temporary declines in the fair value of equity securities would have been recorded as realized losses in the consolidated statement of comprehensive income and the cost basis of the security would have been reduced (see Note 3).

The Company uses the specific‑identification method to determine the cost of fixed maturity securities sold and the first‑in, first‑out method for lots of equity securities sold.

Fair Value

Fair Value

Fair value is defined as the price that the Company would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.

The three‑tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices are available in active markets for identical investments as of the reporting date.

Level 2—Pricing inputs are quoted prices for similar investments in active markets; quoted prices for identical or similar investments in inactive markets; or valuations based on models where the significant inputs are observable or can be corroborated by observable market data.

Level 3—Pricing inputs into models are unobservable for the investment. The unobservable inputs require significant management judgment or estimation.

To measure fair value, the Company obtains quoted market prices for its investment securities from its outside investment managers. If a quoted market price is not available, the Company uses prices of similar securities. The fair values obtained from the outside investment managers are reviewed for reasonableness and any discrepancies are investigated for final valuation.

The fair value of the Company’s investments in fixed maturity securities is estimated using relevant inputs, including available market information, benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing. An Option Adjusted Spread model is also used to develop prepayment and interest rate scenarios. Industry standard models are used to analyze and value securities with embedded options or prepayment sensitivities. These fair value measurements are estimated based on observable, objectively verifiable market information rather than market quotes; therefore, these investments are classified and disclosed in Level 2 of the hierarchy.

The fair value of the Company’s investments in equity securities is based on quoted prices available in active markets and classified and disclosed in Level 1 of the hierarchy.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, fixed maturity securities and reinsurance recoverables. The Company places its cash and cash equivalents with high credit quality financial institutions and its fixed maturity securities in securities of the U.S. government, U.S. government agencies, and high credit quality issuers of debt securities. The Company evaluates the financial condition of its reinsurers and reinsures its business with highly rated reinsurers and sometimes requires letters of credit or retains funds from reinsurers (see Note 8).

Premiums Receivable

Premiums Receivable

Premiums receivable are carried at face value net of any allowance for doubtful accounts which approximates fair value. If necessary, the Company records an allowance for doubtful accounts in an amount approximating anticipated losses. Individual uncollectible accounts are written off against the allowance when collection of the individual accounts is not reasonably assured. No allowance for doubtful accounts was required at December 31, 2018 or 2017.

Deferred Policy Acquisition Costs

Deferred Policy Acquisition Costs

The costs of successfully acquiring new business, principally commission expense and premium taxes, are deferred and amortized over the unexpired terms of the policies in force.

Premiums Earned

Premiums Earned

Gross premiums written are recorded at policy inception and are earned as revenue ratably over the term of the respective policies. Premiums written not yet recognized as revenue are reflected as unearned premiums on the balance sheet, or as advanced premiums if received prior to the policy effective date. Premiums written but not yet received are recognized as premiums receivable. Premiums receivable are presented on the consolidated balance sheets net of estimated uncollectible amounts. Based on management’s review no allowance for bad debt was required at December 31, 2018 and 2017.

A premium deficiency is recognized if the sum of expected losses and loss adjustment expenses, unamortized acquisition costs, and policy maintenance costs exceeds the remaining unearned premiums. A premium deficiency would first be recognized by charging any unamortized acquisition costs to expense to the extent required to eliminate the deficiency. If the premium deficiency were greater than unamortized acquisition costs, a liability would be accrued for the excess deficiency. The Company does not consider anticipated investment income when determining if a premium deficiency exists. There was no premium deficiency at December 31, 2018 or 2017.

Commission and Other Income

Commission and Other Income

Commission and other income is comprised of commissions earned on policies where the Company has no exposure to underlying risk and fees earned in conjunction with underwriting policies. Commission and fee income is earned at the time the policy is written.

Property and Equipment

Property and Equipment

Property and equipment are capitalized and carried at cost less accumulated depreciation. Depreciation for property and equipment is calculated on a straight‑line basis using useful lives of 3 to 5 years. Leasehold improvements and other fixed assets are capitalized and depreciated over the useful lives of the properties and equipment. Expenditures for maintenance and repairs are charged to operations as incurred. Upon disposition, the asset cost and related depreciation are removed from the accounts and the resulting gain or loss is included in the Company’s results of operations.

Intangible Assets

Intangible Assets

Upon acquisition, the entire PSIC purchase price was allocated to separately identifiable indefinite lived intangible assets. The Company acquired seven state licenses in the acquisition to which $0.7 million was allocated. Indefinite lived intangible assets are initially recognized and measured at fair value; intangible assets are subsequently evaluated for impairment annually or more frequently if circumstances warrant it. No impairments of intangible assets were recognized for the years ended December 31, 2018 and 2017.

Impairment of Long-Lived Assets

Impairment of Long‑Lived Assets

Long‑lived assets with finite lives are tested for impairment whenever recognized events or changes in circumstances indicate the carrying value of these assets may not be recoverable. If indicators of impairment are present, the fair value is calculated using estimated future cash flows expected to be generated from the use of those assets. An impairment loss is recognized only if the carrying amount of a long‑lived asset or asset group is not recoverable and exceeds its fair value. The carrying amount of a long‑lived asset or asset group is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset or asset group. This assessment is based on the carrying amount of the asset or asset group at the date it is tested for recoverability. An impairment loss is measured as the amount by which the carrying amount of a long‑lived asset or asset group exceeds its fair value. No impairments of long‑lived assets were recognized for the years ended December 31, 2018, 2017 and 2016.

Reserve for Losses and Loss Adjustment Expenses

Reserve for Losses and Loss Adjustment Expenses

The reserve for unpaid losses and loss adjustment expenses includes estimates for unpaid claims and claim adjustment expenses on reported losses and estimates of losses incurred but not reported (IBNR), net of salvage and subrogation recoveries. The liability is based on individual claims, case reserves and other estimates reported by policyholders, as well as management estimates of ultimate losses and loss adjustment expenses. Inherent in the estimates of ultimate losses and loss adjustment expenses are expected trends in claims severity and frequency and other factors that could vary significantly as claims are settled.

The Company’s estimates of ultimate losses and loss adjustment expenses are based in part upon the estimation of claims resulting from natural disasters such as hurricanes and earthquakes. Estimation by management of the ultimate losses and loss adjustment expenses resulting from catastrophic events is inherently difficult because of the potential severity of property catastrophe claims. Therefore, the Company uses both proprietary and commercially available models, as well as historic claims experience, for purposes of providing an estimate of ultimate losses and loss adjustment expenses.

For other difficult estimates of ultimate losses and loss adjustment expenses, the Company utilizes historical severity data that may be immature and subject to significant variation, in addition to using loss development methods based on paid and reported losses. For these estimates, industry data may also be utilized.

Ultimate losses and loss adjustment expenses may vary materially from the amounts provided in the consolidated financial statements. Estimates of unpaid losses and loss adjustment expenses are reviewed regularly and, as experience develops and new information becomes known, the liabilities are adjusted as necessary. Such adjustments, if any, are reflected in operations in the period in which they become known and are accounted for as changes in estimates. The Company does not discount its liability for unpaid losses and loss adjustment expenses.

The Company does not write insurance policies covering toxic clean‑up, asbestos‑related illness or other environmental remediation exposures.

Reinsurance

Reinsurance

The Company purchases excess of loss and quota share reinsurance to protect it against the impact of losses. Reinsurance premiums, commissions, ceded unearned premiums are accounted for on bases consistent with the underlying terms of the reinsurance contracts and in proportion to the amount of insurance protection provided. The Company receives ceding commissions in connection with certain ceded reinsurance. The ceding commissions are capitalized and amortized as a reduction of underwriting, acquisition and insurance expenses. Amounts applicable to prepaid reinsurance premiums are reported as assets in the accompanying consolidated balance sheets.

Reinsurance recoverables represent paid losses and loss adjustment expenses and reserves for unpaid losses and loss adjustment expenses ceded to reinsurers that are subject to reimbursement under reinsurance treaties. Premiums earned and losses and loss adjustment expenses incurred are stated in the accompanying consolidated statements of income and comprehensive income net of amounts ceded to reinsurers.

Income Taxes

Income Taxes

The Company is taxed as a property/casualty insurer for federal income tax purposes. Deferred income tax assets and liabilities are determined based on the difference between the financial statement and the tax bases of assets and liabilities, using enacted tax rates expected to be in effect during the year in which the basis differences reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the tax benefit of uncertain tax positions where the position is more likely than not to be sustained assuming examination by taxing authorities. Based on its evaluation for the tax years ended December 31, 2018 and 2017, the Company has concluded that there are no significant uncertain tax positions requiring recognition in its financial statements. The Company recognizes interest and penalties related to uncertain tax positions, if any, as a component of income tax expense. The Company has not been assessed interest or penalties by any major tax jurisdictions for the respective tax years ended December 31, 2018, 2017, and 2016.

Earnings Per Share

Earnings Per Share

Earnings per share is calculated by dividing net income by the weighted‑average number of common shares outstanding for the period. The Company currently does not have any additional securities which could convert to common stock and be dilutive to its earnings per share.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non‑emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued new accounting guidance related to revenue recognition, “ASU 2014‑09, Revenue from Contracts with Customers (Topic 606).” The guidance applies to all companies that either enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards, such as insurance contracts. Under this guidance, a company will recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligations. According to the superseding standard ASU 2015-14 that deferred the effective dates of the preceding, and because the Company is filing as an emerging growth company, the standard became effective for the Company January 1, 2019. However, the Company is not required to present the impacts of the standard until it files its annual report on Form 10-K for the fiscal year ended December 31, 2019. The Company expects to adopt this standard using the modified retrospective method. The Company does not expect adoption to have a material impact on its consolidated financial statements, but will continue to assess the potential impact of adoption throughout 2019.

In February 2016, the FASB issued new guidance for accounting for leases, “ASU 2016‑02, Leases (Topic 842).” Under current guidance, leases are only included on the balance sheet if the criteria to classify the agreement as a capital lease are met. This update will require the recognition of a right‑of‑use asset and a corresponding lease liability, discounted to the present value, for all leases that extend beyond 12 months.

This guidance was subsequently amended multiple times and offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This new guidance requires a modified retrospective adoption, applying the new standard to all leases existing at the date of initial application, with early adoption permitted. An entity may choose to use the standard’s effective date, rather than the beginning of the earliest comparative period presented, as the date of initial application. An entity would record the effects of initially applying the new guidance as a cumulative‑effect adjustment to retained earnings. Consequently, an entity’s reporting for the comparative periods presented in the year of adoption would continue to be in accordance with the current guidance, including the current disclosure requirements.

To facilitate transition, the new guidance includes a package of practical expedients that entities may elect to apply on adoption. The package of practical expedients relates to the identification and classification of leases and initial direct costs for leases that commenced before the effective date. The new guidance also includes a practical expedient permitting the use of hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset.

This update is currently effective for annual reporting periods beginning after December 15, 2019, and interim reporting periods within fiscal years beginning after December 31, 2020 with early adoption permitted.  However, the FASB has recently voted to defer the effective date of this update by one year.  The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

In June 2016, the FASB issued “ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” Current guidance delays the recognition of credit losses until it is probable a loss has been incurred. This updated guidance will require financial assets measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available‑for‑sale debt securities will also be recorded through an allowance for credit losses, with the amount of the allowance limited to the amount by which fair value is below amortized cost.  In 2019, the FASB issued amendments to this guidance which provide an option to irrevocably elect to measure certain individual financial assets at fair value instead of amortized cost and provide additional clarification and implementation guidance.

This update and its amendments will be effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but not before annual reporting periods beginning on or after December 15, 2018. The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement.” Among other things, this new guidance eliminates the need to disclose transfers between Level 1 and Level 2 of the fair value hierarchy, changes the policy for timing of transfers and the valuation processes for Level 3 fair value measurements and includes requirements to disclose quantitative information about Level 3 measurements. This new guidance will be effective for annual and interim reporting periods beginning after December 15, 2019. The Company is currently evaluating the impact that this new guidance will have on its condensed consolidated financial statements.

Recent Accounting Pronouncements

The Company currently qualifies as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012, or the JOBS Act. Accordingly, the Company is provided the option to adopt new or revised accounting guidance either (i) within the same periods as those otherwise applicable to non‑emerging growth companies or (ii) within the same time periods as private companies.

The Company has elected to adopt new or revised accounting guidance within the same time period as private companies, unless, as indicated below, management determines it is preferable to take advantage of early adoption provisions offered within the applicable guidance.

Recently adopted accounting pronouncements

In January 2016, the FASB issued “ASU 2016‑01, Financial Instruments—Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities.” Among other things, this new guidance requires the Company’s equity investments to be measured at fair value with changes in fair value recognized in net income. Under the current guidance, equity investments are measured at fair value with changes in fair value recognized in accumulated other comprehensive income as a component of shareholder’s equity. The Company adopted this guidance on January 1, 2018 and began recognizing changes in fair value of equity securities into net income. Upon adoption, the Company made a $3.2 million cumulative‑effect adjustment to increase retained earnings and decrease accumulated other comprehensive income. In the future, this guidance will impact the Company’s results of operations, as changes in fair value of equity investments will impact net income rather than other comprehensive income. The future impact will vary depending on the volatility of the overall equity market and the amount the Company decides to invest in equity securities.

In August 2016, the FASB issued “ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments”, in order to reduce diversity in the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The Company adopted this guidance on January 1, 2018. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In May 2014, the FASB issued new accounting guidance related to revenue recognition, “ASU 2014‑09, Revenue from Contracts with Customers (Topic 606).” The guidance applies to all companies that either enter into contracts with customers to transfer goods or services or enter into contracts for the transfer of nonfinancial assets, unless those contracts are within the scope of other standards, such as insurance contracts. Under this guidance, a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. This standard will be effective for annual and interim reporting periods beginning after December 15, 2018 and may be adopted earlier. Currently, provisions of this guidance may apply to the Company’s commissions and fee income, however, the Company does not expect adoption to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued new guidance for accounting for leases, “ASU 2016‑02, Leases (Topic 842).” Under current guidance, leases are only included on the balance sheet if the criteria to classify the agreement as a capital lease are met. This update will require the recognition of a right‑of‑use asset and a corresponding lease liability, discounted to the present value, for all leases that extend beyond 12 months.

This guidance was subsequently amended multiple times and offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. Lessees and lessors are required to disclose qualitative and quantitative information about leasing arrangements to enable a user of the financial statements to assess the amount, timing and uncertainty of cash flows arising from leases. This new guidance requires a modified retrospective adoption, applying the new standard to all leases existing at the date of initial application, with early adoption permitted. An entity may choose to use the standard’s effective date, rather than the beginning of the earliest comparative period presented, as the date of initial application. An entity would record the effects of initially applying the new guidance as a cumulative‑effect adjustment to retained earnings. Consequently, an entity’s reporting for the comparative periods presented in the year of adoption would continue to be in accordance with the current guidance, including the current disclosure requirements.

To facilitate transition, the new guidance includes a package of practical expedients that entities may elect to apply on adoption. The package of practical expedients relates to the identification and classification of leases that commenced before the effective date and initial direct costs for leases that commenced before the effective date. The new guidance also includes a practical expedient permitting the use of hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset.

This update is effective for annual reporting periods beginning after December 15, 2019, and interim reporting periods within fiscal years beginning after December 31, 2020 with early adoption permitted. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

In June 2016, the FASB issued “ASU 2016‑13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments.” Current guidance delays the recognition of credit losses until it is probable a loss has been incurred. This updated guidance will require financial assets measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available‑for‑sale debt securities will also be recorded through an allowance for credit losses, with the amount of the allowance limited to the amount by which fair value is below amortized cost. This update will be effective for annual reporting periods beginning after December 15, 2020 and interim reporting periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, but not before annual reporting periods beginning on or after December 15, 2018. The Company is currently evaluating the impact that this updated guidance will have on its consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. Among other things, this new guidance eliminates the need to disclose transfers between Level 1 and Level 2 of the fair value hierarchy, changes the policy for timing of transfers and the valuation processes for Level 3 fair value measurements and includes requirements to disclose quantitative information about Level 3 measurements. This new guidance will be effective for annual and interim reporting periods beginning after December 15, 2019. The Company is currently evaluating the impact that this new guidance will have on its consolidated financial statements.

In August 2018, the FASB issued “ASU 2018‑15, Intangibles—Goodwill and Other—Internal‑Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract.” ASU 2018‑15 requires a customer in a cloud computing arrangement (i.e. hosting arrangement) that is a service contract to follow the internal‑use software guidance to determine which implementation costs to capitalize as assets or expense as incurred. Relevant implementation costs in the development stage are capitalized, while costs incurred during the preliminary project and post‑implementation stages are expensed as the activities are performed. Capitalized costs are expensed over the term of the hosting arrangement. This ASU is effective for annual and interim reporting periods beginning after December 15, 2020. Early adoption is permitted. This update can either be applied retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company retrospectively adopted this guidance for the year ended December 31, 2018. As this guidance is in line with current accounting for fees paid in a cloud computing arrangement that is a service contract, the adoption of this update had no impact on the Company’s consolidated financial statements.